Summary of Significant Accounting Policies and Organization (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 02, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 24, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents
Income tax rate, percentage	21.00%
Income tax, uncertain tax positions
Impairment losses on equipment
Revenue							401,620
Additional contract award								$ 921,130
Contract award								$ 1,021,092
Cash excess of FDIC insurance limits		0		0		$ 0	$ 0
Doubtful accounts		$ 0	$ 0	$ 0	$ 0